UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2000

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one.):     [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               HANAWALT ASSOCIATES, LLC
Address:            153 E. 53rd ST., 43rd FL
                    NEW YORK, NY 10022

Form 13F File Number:  28-6706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               MARIETTA GOLDMAN
Title:              MANAGING DIRECTOR
Phone:              212-292-6598

Signature, Place, and Date of Signing:

   /s/  Marietta Goldman            New York, New York             4/17/00
   --------------------------     -----------------------          --------
        [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

       Form 13F File Number               Name

       28-____________                    _________________________________
       [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:                              31

Form 13F Information Table Value Total:                       $  60,995
                                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number       Name

         _________         28-___________________     _________________________

         [Repeat as necessary.]



                                                     Form 13F INFORMATION TABLE



          COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6       COLUMN 7        COLUMN 8
___________________________________________________________________________________________________________________________________
                             TITLE                   VALUE       SHRS OR SH/ PUT/   INVESTMENT       OTHER       VOTING AUTHORITY
      NAME OF ISSUER        OF CLASS    CUSIP       (X$1000)     PRN AMT PRN CALL   DISCRETION      MANAGERS   SOLE   SHARED   NONE
___________________________________________________________________________________________________________________________________

AUTOZONE INC.                COM       053332102     1,471            53,000           x                        x
BUCKLE INC                   COM       118440106       161            10,000           x                        x
CLAYTON HOMES INC            COM       184190106       557            55,000           x                        x
DONNELLEY R R & SONS CO      COM       257867101       523            25,000           x                        x
ETHAN ALLEN INTERIORS        COM       297602104       275            11,000           x                        x
FINISH LINE INC              CLA       317923100       236            24,200           x                        x
FORTUNE BRANDS INC           COM       349631101       750            30,000           x                        x
GENERAL CABLE CORP DEL NEW   COM       369300108       141            18,000           x                        x
GOLDEN WEST FINL CORP DEL    COM       381317106       250             8,000           x                        x
HEARTLAND EXPRESS INC        COM       422347104       379            27,000           x                        x
IHOP CORP                    COM       449623107       238            17,000           x                        x
INDUSTRIE NATUZZI SPA        ADR       456478106       451            39,000           x                        x
INTIMATE BRANDS INC          CLA       461156101       206             5,000           x                        x
JONES APPAREL GROUP INC      COM       480074103       158             5,000           x                        x
K-SWISS INC                  CLA       482686102     5,310           358,500           x                        x
LIBBEY INC                   COM       529898108       137             5,000           x                        x
MBIA INC                     COM       55262C100       573            11,000           x                        x
MAYTAG CORP                  COM       578592107       331            10,000           x                        x
MCGRATH                      COM       580589109        95             6,000           x                        x
MERCURY GENL CORP NEW        COM       589400100     1,062            36,000           x                        x
MIDAS GROUP                  COM       595626102       850            35,400           x                        x

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                                                                                                                                   4


          COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6       COLUMN 7        COLUMN 8
___________________________________________________________________________________________________________________________________
                             TITLE                   VALUE       SHRS OR SH/ PUT/   INVESTMENT       OTHER       VOTING AUTHORITY
      NAME OF ISSUER        OF CLASS    CUSIP       (X$1000)     PRN AMT PRN CALL   DISCRETION      MANAGERS   SOLE   SHARED   NONE
___________________________________________________________________________________________________________________________________

MORTONS RESTAURANT GROUP INC COM       619429103      3,191          167,400            x                       x
NABISCO HLDGS CORP OHIO      CLA       629526104        484           15,000            x                       x
PAYLESS SHOESOURCE INC       COM       704379106      2,361           45,450            x                       x
PROGRESSIVE CORP OHIO        COM       743315103        380            5,000            x                       x
RPM INC OHIO                 COM       749685103        440           40,000            x                       x
SHAW INDS INC                COM       820286102        197           13,000            x                       x
TRICON GLOBAL RESTAURANTS    COM       895953107        311           10,000            x                       x
WADDELL & REED FINL INC      CLA       930059100        829           19,600            x                       x
WADDELL & REED FINL INC      CLB       930059209     14,726          377,600            x                       x
                             COM                     23,922          907,000            x                       x
                                                    ____________________________
                                                     60,995        2,389,150

       [Repeat as necessary]
